Intangible Liabilities - Charter Agreements	12 Months Ended
Dec. 31, 2024
Intangible Liabilities - Charter Agreements

6. Intangible Liabilities - Charter Agreements

Intangible Liabilities - Charter Agreements as of December 31, 2024, and 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Opening balance	$5,662	$14,218
Additions/(disposals) (*)	49,295	(476)
Amortization	(5,526)	(8,080)
Total	$49,431	$5,662

(*)

Corresponds to the acceleration of the unamortized portion of GSL Amstel intangible liability-charter agreement when the vessel was sold on March 23, 2023. The charters of the three high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $49,295 that was recognized and will be amortized over the remaining useful life of the charters.

Intangible liabilities are related to acquisition of the Seven, the Twelve, the Four Vessels (which have all been amortized as of December 31, 2024), the three high-reefer ECO 9,019 TEU vessels delivered in December 2024 and management’s estimate of the fair value of below-market charters on August 14, 2008, the date of the Marathon Merger. These intangible liabilities are being amortized over the remaining life of the relevant lease terms and the amortization income is included under the caption “Amortization of intangible liabilities-charter agreements” in the Consolidated Statements of Income.

Amortization income of intangible liabilities-charter agreements for the years ended December 31, 2024, 2023 and 2022 was $5,526, $8,080 and $41,158, including related party amortization of intangible liabilities-charter agreements of $nil, $nil, and $5,385 for each of the years ended December 31, 2024, 2023 and 2022, respectively.

The aggregate amortization of the intangible liabilities in each of the 12-month periods up to December 31, 2030, is estimated to be as follows:

Amount
December 31, 2025	$10,435
December 31, 2026	9,887
December 31, 2027	9,887
December 31, 2028	9,914
December 31, 2029	8,385
December 31, 2030	923
$49,431

The weighted average useful lives are 4.91 years for the remaining intangible liabilities-charter agreements terms.